Label	Element	Value
Lazard US Equity Select Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE LAZARD FUNDS, INC.
Lazard US Equity Select Portfolio

Supplement to Summary Prospectus and Current Prospectus

Effective on or about October 31, 2019 (the "Effective Date"), the Portfolio's name will change to:

Lazard US Equity Focus Portfolio

As of the Effective Date, the following will replace the tables in the sections entitled "Fees and Expenses" in the summary prospectus and "Summary Section—Lazard US Equity Focus Portfolio—Fees and Expenses" in the prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.55%	.55%	.55%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.22%	1.38%	.31%
Total Annual Portfolio Operating Expenses	.77%	2.18%	.86%
Fee Waiver and/or Expense Reimbursement**	.07%	1.23%	.16%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.70%	.95%	.70%

* Restated to reflect current management fee.

** Reflects a contractual agreement by Lazard Asset Management LLC (the "Investment Manager") to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2020, to the extent Total Annual Portfolio Operating Expenses exceed .70%, .95% and .70% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund's Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

As of the Effective Date, the following will replace the tables in the sections entitled "Example" in the summary prospectus and "Summary Section—Lazard US Equity Focus Portfolio—Example" in the prospectus:

	1 year	3 years	5 years	10 years
Institutional Shares	$72	$239	$421	$948
Open Shares	$97	$563	$1,057	$2,417
R6 Shares	$72	$258	$461	$1,046

As of the Effective Date, the following will replace the sections entitled "Principal Investment Strategies" in the summary prospectus and "Summary Section—Lazard US Equity Focus Portfolio—Principal Investment Strategies" in the prospectus:

The Portfolio invests primarily in equity securities, principally common stocks, of US companies that the Investment Manager believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. The Portfolio typically invests in 20 to 30 companies with market capitalizations generally over $5 billion. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of US companies. The Portfolio may invest up to 20% of its assets in securities of non-US companies.

Although the Portfolio is classified as "diversified" under the 1940 Act, it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

As of the Effective Date, the following will supplement the sections entitled "Principal Investment Risks" in the summary prospectus and "Summary Section—Lazard US Equity Focus Portfolio—Principal Investment Risks" in the prospectus:

Focused Investing Risk. The Portfolio's net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio's investments consisted of securities issued by a larger number of issuers.

Dated: September 11, 2019

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard US Equity Select Portfolio